ROYALTY, STREAM, AND OTHER INTERESTS (Narrative) (Details)	1 Months Ended															12 Months Ended
	May 22, 2020 $ / shares	Feb. 29, 2020 CAD ($)	Aug. 31, 2019 CAD ($)	Jun. 30, 2019 $ / shares shares	Apr. 16, 2019 CAD ($) $ / shares shares	Apr. 16, 2019 USD ($) shares	Feb. 28, 2019 CAD ($) $ / shares shares	Feb. 28, 2019 USD ($) shares	Jan. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Nov. 30, 2018 CAD ($) $ / shares shares	Nov. 30, 2018 USD ($) shares	Jul. 31, 2018 CAD ($) Years $ / shares shares	Feb. 28, 2006	May 31, 2020 CAD ($) shares	May 31, 2019 CAD ($)	May 31, 2020 USD ($)
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Purchase price of acquisition																$ 4,804,669	$ 13,458,638
IRC acquisition
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Cash transferred																2,800,800		$ 2,000,000
Common shares issued																$ 2,749,831
Number of common shares issued for acquisitions of royalty interests | shares																357,121
Share price per share | $ / shares	$ 7.70
Royalty interests and deferred acquisition costs																$ 5,761,852
IRC acquisition | Anglo/Zeke
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Percentage of NSR royalty interest																0.50%
IRC acquisition | Red Hill
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Percentage of NSR royalty interest																1.50%
NuevaUnion acquisition
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Percentage of NSR royalty interest		2.00%
Purchase price of agreement		$ 8,000,000
Percentage of total consideration		25.00%
Cash and common shares paid		$ 2,000,000
Acquisition costs																$ 49,518
Royalty interests and deferred acquisition costs																$ 1,381,733
NuevaUnion acquisition | On signing/closing
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Purchase price of acquisition paid in cash		750,000
NuevaUnion acquisition | One year after closing
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Purchase price of acquisition paid in cash		250,000
NuevaUnion acquisition | Upon the achievement of commercial production
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Common shares issued		500,000
Purchase price of acquisition paid in cash		$ 500,000
Alamos acquisitions
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Number of common shares issued for acquisitions of royalty interests | shares					2,054,752	2,054,752										2,574
Share price per share | $ / shares					$ 4.64
Purchase price of acquisition						$ 8,240,000
Acquisition costs					$ 426,171											$ 75,220
Royalty interests and deferred acquisition costs																$ 86,343	9,960,221
Alamos acquisitions | Biricu
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Number of common shares issued for acquisitions of royalty interests | shares				2,574
Share price per share | $ / shares				$ 4.32
Percentage of NSR royalty interest				2.00%
Alamos acquisitions | Wasamac
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Percentage of NSR royalty interest					1.50%	1.50%
Buy-back right percentage					0.50%	0.50%
Right to buy-back stream, amount					$ 7,500,000
Alamos acquisitions | El Realito
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Percentage of NSR royalty interest					2.00%	2.00%
Half of the NSR royalty					1.00%	1.00%
Right to buy-back stream, amount						$ 4,000,000
Alamos acquisitions | La Fortuna option
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Percentage of NSR royalty interest					1.00%	1.00%
Purchase price of agreement						$ 1,000,000
Purchase price of agreement payable in shares						400,000
Upfront payment made upon exercise of option						$ 600,000
Term of exercise of option					2 years	2 years
Tower Mountain acquisition
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Result of Independent Mineral Resource Estimation report															inferred resource of 151,000 ounces in a bulk tonnage model within 7,150,000 tonnes at an average grade of 0.66 grams per tonne gold
Proceeds from sale of project			$ 150,000
Percentage of NSR royalty interest			2.00%
Fifteen Mile Stream (FMS) acquisition
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Number of common shares issued for acquisitions of royalty interests | shares							654,750	654,750
Share price per share | $ / shares							$ 4.16
Percentage of NSR royalty interest							1.00%	1.00%								3.00%
Purchase price of agreement								$ 4,000,000
Purchase price of acquisition paid in cash							$ 2,920,720	$ 2,200,000								$ 2,000,000
Acquisition costs							$ 53,309									30,067
Royalty interests and deferred acquisition costs																530,067	5,691,629
Fifteen Mile Stream (FMS) acquisition | On signing/closing
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Purchase price of acquisition paid in cash																500,000
Fifteen Mile Stream (FMS) acquisition | Upon the achievement of commercial production
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Purchase price of acquisition paid in cash																$ 1,500,000
Aureus East acquisition
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Percentage of NSR royalty interest									1.00%
Purchase price of acquisition paid in cash									$ 315,000
Acquisition costs									$ 24,246
Cap-Oeste Sur East acquisition
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Percentage of NSR royalty interest										1.50%	1.50%
Purchase price of acquisition paid in cash										$ 2,014,065	$ 1,500,000
Acquisition costs										$ 79,153
Cap-Oeste Sur East acquisition | Minera Triton Argentina
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Percentage of ownership interest in subsidiary										100.00%	100.00%
Santa Gertrudis acquisitions
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Number of common shares issued for acquisitions of royalty interests | shares												2,530,769	2,530,769
Share price per share | $ / shares												$ 2.84
Percentage of NSR royalty interest												2.00%	2.00%
Purchase price of acquisition												$ 15,108,224	$ 12,000,000
Purchase price of acquisition paid in cash												7,863,540	$ 6,000,000
Acquisition costs												$ 63,240
Buy-back right percentage												1.00%	1.00%
Right to buy-back stream, amount													$ 7,500,000
ValGold acquisition
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Common shares issued														$ 7,631,342
Number of common shares issued for acquisitions of royalty interests | shares														2,414,981
Share price per share | $ / shares														$ 3.16
Royalty interests and deferred acquisition costs																	$ 8,217,300
Share purchase warrant outstanding exercisable acquisition | shares														654,207
Exercise price per share purchase warrant outstanding exercisable | $ / shares														$ 2.40
Fair value at measurement date, warrants issued														$ 801,345
Weighted average fair value of warrants | $ / shares														$ 0.31
Risk free interest rate														2.07%
Expected dividend yield														2.07%
Expected stock price volatility														73.00%
Expected life in years | Years														1.1
Forfeiture rate														0.00%
ValGold acquisition | Garrison
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Percentage of NSR royalty interest														2.00%
ValGold acquisition | Los Platos
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Percentage of NSR royalty interest														1.50%